Other operating income expense (Details) - Other operating income expense. - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recoverable cash advances
Initial measurement and re-measurement	€ 385,000	€ 147,000	€ (61,000)
R&D incentives (Australia)	645,000	1,000,000	425,000
Capitalization of R&D incentive	(615,000)	(573,000)	(493,000)
Other income/(expenses)	(150,000)	(115,000)	3,000
Total Other Operating Income/(Expenses)	€ 265,000	€ 459,000	€ (126,000)